Intangible Assets, Net	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
NOTE 7:-	INTANGIBLE ASSETS, NET

a.	Intangible assets are comprised of the following:

	Weighted average amortization period	December 31,
	Years	2015	2016

Original amount:
Acquired technology	8.14	$1,566	$1,566
Customer relationships	5	-	2,614
Non-competition agreement	4	-	265

		$1,566	$4,445
Accumulated amortization:
Acquired technology		543	766
Customer relationships		-	261
Non-competition agreement		-	33

		543	1,060

Intangible assets, net		$1,023	$3,385

Amortization expenses for the years ended December 31, 2014, 2015 and 2016 were $126, $222 and $519, respectively.

Future amortization expenses for the years ending:

December 31,

2017	$689
2018	689
2019	689
2020	656
Thereafter	662

$3,385